================================================================================
                               John Hancock Funds
--------------------------------------------------------------------------------


                                    Emerging
                                     Growth
                                      Fund


                                  ANNUAL REPORT


                                October 31, 1996

================================================================================

                                    TRUSTEES
                             Edward J. Boudreau, Jr.
                                James F. Carlin*
                             William H. Cunningham*
                                Charles F. Fretz*
                              Harold R. Hiser, Jr.*
                                 Anne C. Hodsdon
                               Charles L. Ladner*
                              Leo E. Linbeck, Jr.*
                              Patricia P. McCarter*
                              Steven R. Pruchansky*
                               Richard S. Scipione
                     Lt. Gen. Norman H. Smith, USMC (Ret.)*
                                 John P. Toolan*
                         *Members of the Audit Committee

                                    OFFICERS
                             Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                                Vice Chairman and
                            Chief Investment Officer
                                 Anne C. Hodsdon
                                    President
                                 James B. Little
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                                Thomas H. Connors
                  Second Vice President and Compliance Officer

                                    CUSTODIAN
                         Investors Bank & Trust Company
                                 89 South Street
                           Boston, Massachusetts 02111

                                 TRANSFER AGENT
                   John Hancock Investor Services Corporation
                                  P.O. Box 9116
                        Boston, Massachusetts 02205-9116

                               INVESTMENT ADVISER
                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                              PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                  LEGAL COUNSEL
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109

                              INDEPENDENT AUDITORS
                                Ernst & Young LLP
                              200 Clarendon Street
                        Boston, Massachusetts 02116-5072


                               CHAIRMAN'S MESSAGE

DEAR FELLOW SHAREHOLDERS:

Since late 1994, prospectus simplification has been a major topic in the mutual fund industry. At that time, Securities and Exchange Commission Chairman Arthur Levitt called on fund companies to make their prospectuses more user-friendly. He noted that prospectuses are often overloaded with technical detail and are hard for most investors to understand. Many industry observers agreed, and rightly so.

[A 1 1/4" x 1" photo of Edward J. Boudreau Jr., Chairman and Chief Executive Officer, flush right, next to second paragraph.]

     So it is my pleasure to let you know that after being under development for a year, John Hancock Funds has introduced new simplified and consolidated prospectuses. The prospectuses feature shorter, clearer language with a streamlined design, and they incorporate several funds with similar investment objectives into one document. They cover our income, growth, growth and income, tax-free income, international/global and money market funds. We are gratified at the favorable reviews that our new prospectuses have received from shareholders, financial advisers, industry analysts and the press. We believe they are a bold but sensible step forward. And while they are easier to read, they still comply with all federal and state guidelines.

     We have taken the initiative to create a prospectus that dramatically departs from the norm. Among its most innovative features is a two-page spread highlighting each fund's goals and investment strategy, the types of securities it buys, its portfolio management and risk factors, all in plainer language. Fund expenses and financial highlights are now found here, too, as is a new bar chart that shows year-to-year volatility for each fund. Other features include a better presentation of fund services, a new glossary of investment risks and a discussion about how funds are organized, including a diagram showing the connection of the various players that provide services to your Hancock fund(s).

     We believe we have made a significant advancement in the drive toward better mutual fund prospectuses. We hope you will agree because in the end, we did it for you, our shareholders.

Sincerely,

/s/Edward J. Boudreau, Jr.

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

                   BY BERNICE S. BEHAR, CFA, PORTFOLIO MANAGER

                                  John Hancock
                              Emerging Growth Fund

                    Split decision for small-company stocks;
                           outlook calls for optimism


While small-company growth stocks made a strong showing for the year ended October 31, 1996, their fortunes compared to larger- company stocks shifted during the year. In the first half of the Fund's fiscal year, the Russell 2000 Index -- a broad measure of small-company stocks -- outpaced the larger company S&P 500-Stock Index. But from May through October, the market's surge was led by a handful of large, premier companies. The vast majority of smaller stocks, meanwhile, showed less impressive gains.

    For the year ended October 31, 1996, John Hancock Emerging Growth Fund's Class A and Class B shares had total returns of 13.27% and 12.48%, respectively, at net asset value. Those returns lagged that of the average small-company growth fund, which returned 20.44% for the same year-period, according to Lipper Analytical Services.1 The Russell 2000 Index returned 16.61% for the same period. Please see pages six and seven for longer-term performance information.

Performance overview

The primary reason for the Fund's lag was its higher-than-average stake in technology stocks in the first half of the period. In the spring and summer, small company stocks, particularly in the technology sector, experienced a dramatic sell-off, as interest rates were rising and some high profile technology companies posted weaker than expected earnings. In particular, our semiconductor holdings were hardest hit, in large part due to an unfavorable supply/demand environment.

     By the fall, however, many technology stocks -- which represented about 40% of the Fund's investments at the end of the period -- resumed

Small-company stocks'
fortunes shifted during
the year.

[A 2" x 3 1/4" photo of the portfolio management team at bottom right. Caption reads "Bernice S. Behar (center) and Fund Management Team Members Ben Hock (l) and Andrew Slabin (r)".]

================================================================================
                    John Hancock Funds - Emerging Growth Fund

"During the past six months,
we built our stake in
retail stocks..."

--------------------------------------------------------------------------------
[Chart with heading "Top Five Common Stock Holdings" at top of left hand column. The chart lists five holdings: 1)Tellabs 2.1% 2) 3Com Corp. 2.0% 3) Dell Computer 1.7% 4) Ascend Communications 1.5% 5) Peoplesoft 1.4%. A footnote below reads "As a percentage of net assets on October 31, 1996"]
--------------------------------------------------------------------------------

their climb and their place as the Fund's top performers. 3 Com, which manufactures computer and office equipment, and Dell Computer, another computer manufacturer, were two of our largest technology-related holdings that managed to buck the negative trends affecting other technology stocks. Additionally, Tellabs and PairGain Technologies, which manufacture telecommunications products, both benefited from the rising demand for corporate networks.

Retail rings up profits

During the past six months, we built our stake in retail stocks to almost 15% of investments. While the retailing environment is fiercely competitive, we've focused on retailers who dominate their category, offer unique goods or services or occupy a unique niche that helps to distinguish themselves. We believe that these companies will not only survive but thrive. Companies catering to affluent consumers proved to be among the Fund's best performers over the past year. Consumer confidence was its strongest among affluent Americans, thanks in part to a raging bull market and rising wages for this group. Those trends benefited "high-end" retailers and helped them avoid the negative trends that faced middle-market and discount stores. Tiffany's -- one of the world's most recognizable jewelers -- and high-end department store chain Neiman Marcus both benefited from higher sales of designer and high-end apparel. Shoe company Nine West performed well as it introduced new store concepts and captured a larger market share. Nautica, a leading maker of men's sportswear, successfully launched its women's line. Unfortunately, Urban Outfitters, which sells trendy apparel and home accessories targeted at the youth market, didn't fare as well. The stock stumbled when the company disappointed investors by failing to meet expansion plans. In the leisure area, one of the Fund's strongest performers was Family Golf Centers, which runs entertainment-oriented driving ranges in metropolitan areas and caters to the rising popularity of golf in the United States. A growing market share and some acquisitions have helped its profits.

--------------------------------------------------------------------------------
[Table entitled "Scorecard" at bottom of left hand column. The header for the left column is "Investments"; the header for the right column is "Recent performance ... and what's behind the numbers. The first listing is Dell Computer followed by an up arrow and the phrase "Strong demand for PCs." The second listing is Chesapeake Energy followed by an up arrow and the phrase "Rising oil, gas prices." The third listing is Madge followed by a down arrow and the phrase "Falls behind competitors." Footnote below reads: "See "Schedule of Investments." Investment holdings are subject to change."]
--------------------------------------------------------------------------------

Winners: advertising, radio and energy

Legislative changes were the primary fuel driving up prices of many of our advertising and radio holdings. New laws curtailing the tobacco companies' use of billboards had a positive effect on companies that own outdoor advertising space. That's because for many years tobacco companies had negotiated long-term contracts with the billboard companies at locked-in low rates. When billboard companies were able to sell space to other industries, they were able to

================================================================================
                    John Hancock Funds - Emerging Growth Fund

--------------------------------------------------------------------------------
[Bar chart with heading "Fund Performance" at top of left hand column. Under the heading is the footnote: "For the year ended October 31, 1996." The chart is scaled in increments of 5% from bottom to top, with 25% at the top and 0% at the bottom. Within the chart there are three solid bars. The first represents the 13.27% total return for the John Hancock Emerging Growth Fund: Class A. The second represents the 12.48% total return for the John Hancock Emerging Growth
Fund: Class B. The third represents the 20.44% total return for the average small company growth fund. A footnote below reads: "The total returns for John Hancock Emerging Growth Fund are at net asset value with all distributions reinvested. The average small company growth fund is tracked by Lipper Analytical Services. (1) See following two pages for historical performance information."]
--------------------------------------------------------------------------------

raise their prices. That translated into higher revenues, profits and stock prices for Universal Outdoor Holdings, and to a lesser extent, Lamar Advertising Company. Changes in radio legislation along with consolidation within the industry led to big gains for two of our radio holdings. Recently, the FCC allowed radio companies to own more than two stations in a given market. As a result of that change, EZ Communications rose on the news that it was going to be acquired by a larger company. Meanwhile, Intermedia Communications of Florida was one of the acquirers of radio stations, and its stock also performed well.

    Finally, a strong global economy caused healthy demand for energy. The ensuing higher oil and natural gas prices favored many of our energy holdings, including our largest energy holding Chesapeake Energy Corp.

Outlook and strategy

The market's fall rally was led by larger, more liquid stocks. Even though many smaller companies -- which are the primary focus of this Fund -- made progress, they lagged their larger counterparts. But our sense is that coming months could see a reversal in that trend. For one thing, many big company stocks are in danger of being viewed as fully or over-priced. If investors start to look for value, they're likely to find it more readily in the small-company arena. What's more, the rise in the dollar continues to favor many small companies, which derive little of their revenues offshore. That means they won't be as susceptible to unfavorable currency translations as larger companies. Finally, we believe that smaller-company earnings are on track to outpace those of larger companies in the coming year. Since stock prices tend to move up with earnings, we believe that the long term favors small-cap stocks. At the same time, small-cap investors should understand that small-company stocks are more volatile than the broader market. So it's important to maintain a long-term investment perspective and a healthy tolerance for this more aggressive investment style.

"...smaller-company earnings
are on track to outpace those
of larger companies..."

--------------------------------------------------------------------------------
(1) Figures from Lipper Analytical Services include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. Of course, the manager's views are subject to change as market and other conditions warrant.

================================================================================

--------------------------------------------------------------------------------
                              A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Emerging Growth Fund. Total return is a performance measure that equals the sum of all income and capital gain distributions, assuming reinvestment of these distributions and the change in the price of the Fund's shares, expressed as a percentage of the Fund's net asset value per share. Performance figures include the maximum applicable sales charge of 5% for Class A shares. (Prior to May 15, 1995, the maximum applicable sales charge for Class A shares was 5.75%.) The effect of the maximum contingent deferred sales charge for Class B shares (maximum 5% and declining to 0% over six years) is included in Class B performance. Remember that all figures represent past performance and are no guarantee of how the Fund will perform in the future. Also, keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

--------------------------------------------------------------------------------
                            CUMULATIVE TOTAL RETURNS
--------------------------------------------------------------------------------

For the period ended September 30, 1996
                                                                          LIFE
                                                       ONE     FIVE        OF
                                                       YEAR    YEARS      FUND
                                                       ----    -----      ----
John Hancock Emerging Growth Fund: Class A(1)          10.16%  120.18%   125.25%
John Hancock Emerging Growth Fund: Class B(2)          10.10%  120.14%   458.22%

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

For the period ended September 30, 1996
                                                                          LIFE
                                                       ONE     FIVE        OF
                                                       YEAR    YEARS      FUND
                                                       ----    -----      ----
John Hancock Emerging Growth Fund: Class A(1)         10.16%    17.10%    17.23%
John Hancock Emerging Growth Fund: Class B(2)         10.10%    17.10%    21.24%

                              Notes to Performance

(1)  Class A shares commenced on August 22, 1991.
(2)  Class B shares commenced on October 26,1987.

================================================================================

--------------------------------------------------------------------------------
                    WHAT HAPPENED TO A $10,000 INVESTMENT...
--------------------------------------------------------------------------------

The charts on the right show how much a $10,000 investment in the John Hancock Emerging Growth Fund would be worth on October 31, 1996, assuming you had invested on the day each class of shares started or have been invested for the most recent ten years and reinvested all distributions. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Stock Index -- an unmanaged index that includes 500 widely traded common stocks and is a commonly used measure of stock market performance.

--------------------------------------------------------------------------------
[Line chart with the heading Emerging Growth Fund: Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the value of the Emerging Growth Fund, before sales charge, and is equal to $22,638 as of October 31, 1996.

The second line represents the value of the hypothetical $10,000 investment made in the Emerging Growth Fund on August 22, 1991, before sales charge, and is equal to $21,510 as of October 31, 1996. The third line represents the Standard & Poor's 500 Stock Index and is equal to $20,992 as of October 31, 1996.]

[Line chart with the heading Emerging Growth Fund: Class B*, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines.

The first line represents the value of the Emerging Growth Fund, before sales charge, and is equal to $53,276 as of October 31, 1996. The second line represents the value of the hypothetical $10,000 investment made in the Standard & Poor's 500 Stock Index on October 26, 1987, and is equal to $28,904 as of October 31, 1996.]
--------------------------------------------------------------------------------
* No contingent deferred sales charge applicable.

================================================================================
                              FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on October 31, 1996. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
October 31, 1996
--------------------------------------------------------------------------------
Assets:
  Investments at value - Note C:
    Common stocks and warrants
      (cost - $351,139,009) ..................................    $ 663,158,200
  Cash .......................................................          539,043
  Receivable for shares sold .................................          210,859
  Receivable for investments sold ............................        9,120,527
  Dividends and interest receivable ..........................          131,243
  Other assets ...............................................           77,007
                                                                  -------------
                       Total Assets ..........................      673,236,879
                       --------------------------------------------------------
Liabilities:
  Payable for shares repurchased .............................          263,397
  Payable for investments purchased ..........................        2,444,400
  Payable to John Hancock Advisers, Inc. and
    affiliates - Note B ......................................          645,251
  Accounts payable and accrued expenses ......................          118,934
                                                                  -------------
                       Total Liabilities .....................        3,471,982
                       --------------------------------------------------------

Net Assets:
  Capital paid-in ............................................      343,946,537
  Accumulated net realized gain on investments and
    foreign currency transactions ............................       13,833,527
  Net unrealized appreciation of investments .................      312,021,237
  Accumulated net investment loss ............................          (36,404)
                                                                  -------------
                       Net Assets ............................    $ 669,764,897
                       ========================================================

Net Asset Value Per Share:
  (Based on net assets and shares of beneficial interest
  outstanding - 125,000,000 shares authorized with
  $.01 per share par value, respectively)
  Class A - $218,497,428/5,345,387 ...........................    $       40.88
  =============================================================================

  Class B - $451,267,469/11,533,948 ..........................    $       39.13
  =============================================================================

Maximum Offering Price Per Share*
  Class A - ($40.88 x 105.26%) ...............................    $       43.03
  =============================================================================

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Year ended October 31, 1996
--------------------------------------------------------------------------------
Investment Income:
  Dividends (net of foreign withholding taxes of $1,382) ......   $   2,134,777
  Interest ....................................................         795,578
                                                                  -------------
                                                                      2,930,355
                                                                  -------------
  Expenses:
    Investment management fee - Note B ........................       4,796,777
    Distribution/service fee - Note B
      Class A .................................................         507,164
      Class B .................................................       4,264,324
    Transfer agent fee - Note B ...............................       1,294,787
    Registration and filing fees ..............................         181,719
    Custodian fee .............................................         145,411
    Printing ..................................................         109,033
    Financial services fee - Note B ...........................         101,864
    Trustees' fees ............................................          72,807
    Auditing fee ..............................................          51,801
    Advisory board fee ........................................          44,842
    Legal fees ................................................          35,432
    Miscellaneous .............................................          18,145
                                                                  -------------
                       Total Expenses .........................      11,624,106
                       --------------------------------------------------------
                       Net Investment Loss ....................      (8,693,751)
                       --------------------------------------------------------

Realized and Unrealized Gain on Investments and
Foreign Currency Transactions:
  Net realized gain on investments sold .......................      20,303,427
  Net realized gain on foreign currency transactions ..........             238
  Change in net unrealized appreciation/depreciation
    of investments ............................................      66,455,826
                                                                  -------------
                       Net Realized and Unrealized
                       Gain on Investments and
                       Foreign Currency Transactions ..........      86,759,491
                       --------------------------------------------------------
                       Net Increase in Net Assets
                       Resulting from Operations ..............   $  78,065,740
                       ========================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                    YEAR ENDED OCTOBER 31,
                                                                                                ------------------------------
                                                                                                    1995             1996
                                                                                                -------------    -------------
Increase (Decrease) in Net Assets:
From Operations:
  Net investment loss .......................................................................   ($  6,156,730)   ($  8,693,751)
  Net realized gain on investments sold and foreign currency transactions ...................      10,693,222       20,303,665
  Change in net unrealized appreciation/depreciation of investments .........................     134,216,496       66,455,826
                                                                                                -------------    -------------
    Net Increase in Net Assets Resulting from Operations ....................................     138,752,988       78,065,740
                                                                                                -------------    -------------

From Fund Share Transactions-- Net: * .......................................................      19,718,122       18,740,400
                                                                                                -------------    -------------

Net Assets:
  Beginning of period .......................................................................     414,487,647      572,958,757
                                                                                                -------------    -------------
  End of period (including accumulated net investment loss of none and $36,404, respectively)   $ 572,958,757    $ 669,764,897
                                                                                                =============    =============

*  Analysis of Fund Share Transactions:

                                                 YEAR ENDED OCTOBER 31,
                            ----------------------------------------------------------------
                                         1995                              1996
                            ------------------------------    ------------------------------
                               SHARES           AMOUNT           SHARES           AMOUNT
                            -------------    -------------    -------------    -------------
CLASS A
  Shares sold ...........       5,389,301    $ 177,314,439       10,344,259    $ 405,197,459
  Less shares repurchased      (5,302,592)    (171,990,271)      (9,972,552)    (391,886,133)
                            -------------    -------------    -------------    -------------
  Net increase ..........          86,709    $   5,324,168          371,707    $  13,311,326
                            =============    =============    =============    =============
CLASS B
  Shares sold ...........       7,378,294    $ 212,291,363        8,954,690    $ 337,367,675
  Less shares repurchased      (6,952,481)    (197,897,409)      (8,730,155)    (331,938,601)
                            -------------    -------------    -------------    -------------
  Net increase ..........         425,813    $  14,393,954          224,535    $   5,429,074
                            =============    =============    =============    =============

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous year. The difference reflects earnings less expenses, any investment gains and losses, and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold and redeemed during the last two periods, along with the corresponding dollar value.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED OCTOBER 31,
                                                               -----------------------------------------------------------------
                                                                 1992          1993          1994         1995(1)        1996
                                                               ---------     ---------     ---------     ---------     ---------
CLASS A
Per Share Operating Performance
  Net Asset Value, Beginning of Period .....................   $   19.26     $   20.60     $   25.89     $   26.82     $   36.09
                                                               ---------     ---------     ---------     ---------     ---------
  Net Investment Loss(2) ...................................       (0.20)        (0.16)        (0.18)        (0.25)        (0.34)
  Net Realized and Unrealized Gain on Investments ..........        1.60          5.45          1.11          9.52          5.13
                                                               ---------     ---------     ---------     ---------     ---------
    Total from Investment Operations .......................        1.40          5.29          0.93          9.27          4.79
                                                               ---------     ---------     ---------     ---------     ---------
  Less Distributions
  Distributions from Net Realized Gain on Investments Sold .       (0.06)         --            --            --            --
                                                               ---------     ---------     ---------     ---------     ---------
  Net Asset Value, End of Period ...........................   $   20.60     $   25.89     $   26.82     $   36.09     $   40.88
                                                               =========     =========     =========     =========     =========
  Total Investment Return at Net Asset Value(3) ............        7.32%        25.68%         3.59%        34.56%        13.27%

Ratios and Supplemental Data
  Net Assets, End of Period (000's Omitted) ................   $  46,137     $  81,263     $ 131,053     $ 179,481     $ 218,497
  Ratio of Expenses to Average Net Assets ..................        1.67%         1.40%         1.44%         1.38%         1.32%
  Ratio of Net Investment Loss to Average Net Assets .......       (1.03%)       (0.70%)       (0.71%)       (0.83%)       (0.86%)
  Portfolio Turnover Rate ..................................          48%           29%           25%           23%           44%
  Average Broker Commission Rate(4) ........................         N/A           N/A           N/A           N/A     $  0.0669


The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: income, expenses, distributions and gains (losses) of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund

Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED OCTOBER 31,
                                                               -----------------------------------------------------------------
                                                                 1992          1993          1994         1995(1)        1996
                                                               ---------     ---------     ---------     ---------     ---------
CLASS B
Per Share Operating Performance
  Net Asset Value, Beginning of Period .....................   $   19.22     $   20.34     $   25.33     $   26.04     $   34.79
                                                               ---------     ---------     ---------     ---------     ---------
  Net Investment Loss(2) ...................................       (0.38)        (0.36)        (0.36)        (0.45)        (0.60)
  Net Realized and Unrealized Gain on Investments ..........        1.56          5.35          1.07          9.20          4.94
                                                               ---------     ---------     ---------     ---------     ---------
    Total from Investment Operations .......................        1.18          4.99          0.71          8.75          4.34
                                                               ---------     ---------     ---------     ---------     ---------
  Less Distributions
  Distributions from Net Realized Gain on Investments Sold .       (0.06)         --            --            --            --
                                                               ---------     ---------     ---------     ---------     ---------
  Net Asset Value, End of Period ...........................   $   20.34     $   25.33     $   26.04     $   34.79     $   39.13
                                                               =========     =========     =========     =========     =========
  Total Investment Return at Net Asset Value(3) ............        6.19%        24.53%         2.80%        33.60%        12.48%

Ratios and Supplemental Data
  Net Assets, End of Period (000's Omitted) ................   $  86,923     $ 219,484     $ 283,435     $ 393,478     $ 451,268
  Ratio of Expenses to Average Net Assets ..................        2.64%         2.28%         2.19%         2.11%         2.05%
  Ratio of Net Investment Loss to Average Net Assets .......       (1.99%)       (1.58%)       (1.46%)       (1.55%)       (1.59%)
  Portfolio Turnover Rate ..................................          48%           29%           25%           23%           44%
  Average Broker Commission Rate(4) ........................         N/A           N/A           N/A           N/A     $  0.0669

(1) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the Fund.
(2)  On average month end shares outstanding.
(3) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.
(4) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.

                       SEE NOTES TO FINANCIAL STATEMENTS.

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================================================================================
                              FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund

Schedule of Investments
October 31, 1996
--------------------------------------------------------------------------------

                                                                         MARKET
ISSUER, DESCRIPTION                                  NUMBER OF SHARES    VALUE
-------------------                                  ----------------    -----
COMMON STOCKS
Advertising (1.64%)
  Catalina Marketing Corp.* ......................         84,000   $  4,273,500
  Lamar Advertising Co.* .........................        122,700      3,374,250
  Snyder Communications, Inc.* ...................         24,700        481,650
  Universal Outdoor Holdings, Inc.* ..............         97,500      2,864,062
                                                                    ------------
                                                                      10,993,462
                                                                    ------------
Automobile / Trucks (0.61%)
  Cross-Continent Auto Retailers, Inc.* ..........         84,000      2,152,500
  Gentex Corp.* ..................................         80,000      1,900,000
                                                                    ------------
                                                                       4,052,500
                                                                    ------------
Banks - United States (0.02%)
  Hibernia Corp. (Class  A) ......................         15,000        166,875
                                                                    ------------
Broker Services (0.94%)
  Alex Brown, Inc. ...............................          3,000        170,250
  Donaldson Lufkin & Jenrette, Inc. ..............         20,000        642,500
  E* TRADE Group, Inc.* ..........................        200,500      2,230,562
  Hambrecht & Quist Group* .......................         60,000      1,192,500
  Raymond James Financial, Inc. ..................         84,750      2,065,781
                                                                    ------------
                                                                       6,301,593
                                                                    ------------
Building (2.13%)
  Cavalier Homes, Inc. ...........................         37,500        698,438
  Champion Enterprises, Inc.* ....................        393,300      7,767,675
  Clayton Homes, Inc. ............................        140,682      2,374,009
  Oakwood Homes Corp. ............................        130,000      3,445,000
                                                                    ------------
                                                                      14,285,122
                                                                    ------------
Business Services - Misc (2.29%)
  ABR Information Services, Inc.* ................         40,000      2,770,000
  Billing Information Concepts Corp.* ............         60,000      1,567,500
  CorVel Corp.* ..................................         20,000        557,500
  CRA Managed Care, Inc.* ........................         30,000      1,522,500
  Equifax, Inc. ..................................        143,000      4,254,250
  Health Management Systems, Inc.* ...............         45,000      1,057,500
  NFO Research, Inc.* ............................         37,500        871,875
  Registry, Inc. (The)* ..........................         33,000      1,414,875
  Sitel Corp.* ...................................         52,000      1,027,000
  Superior Consultant Holdings Corp.* ............         10,900        267,050
                                                                    ------------
                                                                      15,310,050
                                                                    ------------

The Schedule of Investments is a complete list of all securities owned by the Emerging Growth Fund on October 31, 1996. It's divided into three main categories: common stocks, preferred stocks, and rights. Common stocks, preferred stocks and rights are further broken down by industry group.

                                                                         MARKET
ISSUER, DESCRIPTION                                  NUMBER OF SHARES    VALUE
-------------------                                  ----------------    -----
Computers (24.15%)
  ACT Networks, Inc.* ............................         12,500   $    428,125
  Adaptec, Inc.* .................................        110,000      6,696,250
  Adobe Systems, Inc. ............................         50,000      1,731,250
  Applix, Inc.* ..................................         16,000        388,000
  Aspect Development, Inc.* ......................         83,000      2,064,625
  Aspen Technologies, Inc.* ......................         15,000      1,008,750
  Aurum Software, Inc.* ..........................          4,900        155,575
  Baan Co., N.V. (Netherlands)* ..................         80,000      2,960,000
  BDM International, Inc.* .......................         10,000        502,500
  Bell & Howell Co.* .............................         25,000        668,750
  BISYS Group, Inc. (The)* .......................         61,835      2,303,354
  BMC Software, Inc.* ............................         35,000      2,905,000
  C-Cube Microsystems, Inc.* .....................         30,000      1,162,500
  Cabletron Systems, Inc.* .......................         22,500      1,403,437
  Cadence Design Systems, Inc.* ..................        138,815      5,066,729
  Centennial Technologies, Inc.* .................         25,000      1,390,625
  Computer Management Sciences, Inc.* ............         15,000        438,750
  Computer Sciences Corp.* .......................        121,363      9,011,203
  CyberMedia, Inc.* ..............................         12,100        269,225
  Datastream Systems, Inc.* ......................         30,000        547,500
  Dell Computer Corp.* ...........................        140,000     11,392,500
  Dendrite International, Inc.* ..................         10,000        266,250
  DST Systems, Inc.* .............................        170,000      5,227,500
  Gateway 2000, Inc.* ............................         50,000      2,353,125
  Geoworks* ......................................         60,000      1,222,500
  HNC Software, Inc.* ............................        134,800      4,246,200
  Hyperion Software Corp.* .......................         80,000      1,630,000
  Informix Corp.* ................................        250,000      5,546,875
  Inso Corp.* ....................................         10,000        492,500
  Kronos, Inc.* ..................................         32,250        939,281
  Legato Systems, Inc.* ..........................         30,000      1,065,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                              FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund

                                                                         MARKET
ISSUER, DESCRIPTION                                  NUMBER OF SHARES    VALUE
-------------------                                  ----------------    -----
Computers (continued)
  MDL Information Systems, Inc.* .................         20,400   $    313,650
  Measurex Corp. .................................         20,500        527,875
  Midway Games, Inc.* ............................         65,500      1,310,000
  National Instruments Corp.* ....................          6,000        171,000
  National TechTeam, Inc.* .......................        215,000      5,805,000
  NetManage, Inc.* ...............................         12,000         81,750
  Network General Corp.* .........................        190,000      4,583,750
  Parametric Technology Corp.* ...................        140,000      6,842,500
  Peoplesoft, Inc.* ..............................        100,800      9,046,800
  Physician Computer Network, Inc.* ..............         25,000        223,438
  Printronix, Inc.* ..............................         37,500        464,063
  Project Software & Development, Inc.* ..........         57,500      1,955,000
  Quick Response Services, Inc.* .................          6,000        222,750
  Renaissance Solutions, Inc.* ...................          9,000        362,250
  S3, Inc.* ......................................         40,000        755,000
  Saville Systems Ireland PLC,
    American Depositary Receipts
    (Ireland)* ...................................         25,000      1,078,125
  Scopus Technology, Inc.* .......................         13,500        519,750
  Seagate Technology, Inc.* ......................         61,050      4,075,087
  Security Dynamics Technologies, Inc.* ..........         10,000        812,500
  SEI Corp. ......................................         18,000        364,500
  SPSS, Inc.* ....................................         70,000      2,178,750
  Sterling Commerce, Inc.* .......................        177,223      4,984,397
  Sterling Software, Inc.* .......................        105,000      3,412,500
  Sybase, Inc.* ..................................         56,000        987,000
  Transaction Systems Architects, Inc. ...........
    (Class A)* ...................................        104,900      4,353,350
  Trusted Information Systems, Inc.*  ............         13,300        179,550
  U.S. Robotics Corp.* ...........................         96,000      6,036,000
  Unison Software, Inc.* .........................         17,500        450,625
  Vanstar Corp.* .................................        100,000      2,375,000
  Vantive Corp.* .................................         30,000        990,000
  VeriFone, Inc.* ................................         25,000        840,625
  Versant Object Technology Corp.* ...............         36,000        702,000
  VideoServer, Inc.* .............................          4,000        189,500
  Western Digital Corp.* .........................         35,000      1,697,500
  Whittman-Hart, Inc.* ...........................         68,500      3,253,750
  Wind River Systems* ............................         15,000        637,500
  XLConnect Solutions, Inc.* .....................          5,900        172,575
  Zebra Technologies Corp. (Class A)* ............          4,400        127,050
  3Com Corp.* ....................................        194,770     13,171,321
                                                                    ------------
                                                                     161,737,660
                                                                    ------------
Consumer Products Misc. (0.12%)
  Blyth Industries, Inc.* ........................         20,000        777,500
                                                                    ------------

Cosmetics & Personal Care (0.23%)
  Revlon, Inc. (Class A)* ........................         42,700      1,558,550
                                                                    ------------
Electronics (5.24%)
  Atmel Corp.* ...................................        100,000      2,537,500
  Berg Electronics Corp.* ........................         25,000        706,250
  Credence Systems Corp.* ........................         50,000        681,250
  DSP Communications, Inc.* ......................        100,000      3,800,000
  Electroglas, Inc.* .............................        212,000      2,782,500
  Harmonic Lightwaves, Inc.* .....................         99,000      1,670,625
  Integrated Circuit Systems, Inc.* ..............         42,500        504,688
  Integrated Measurement Systems, Inc.* ..........         10,000        156,250
  KLA Instruments Corp.* .........................         30,000        727,500
  Lam Research Corp.* ............................        100,000      2,437,500
  Maxim Intergrated Products, Inc.* ..............        108,000      3,780,000
  Micrel, Inc.* ..................................         17,500        358,750
  Novellus Systems, Inc.* ........................         65,000      2,681,250
  Oak Industries, Inc.* ..........................         25,000        634,375
  SRS Labs, Inc.* ................................        100,000      1,575,000
  Stanford Telecommunications, Inc.*  ............         11,000        313,500
  Tencor Instruments* ............................        195,000      3,680,625
  Teradyne, Inc.* ................................        225,456      3,579,114
  Ultratech Stepper, Inc.* .......................         30,000        510,000
  Xilinx, Inc.* ..................................         60,000      1,965,000
                                                                    ------------
                                                                      35,081,677
                                                                    ------------
Finance (4.58%)
  Advanta Corp. (Class A) ........................          7,500        362,344
  Advanta Corp. (Class B) ........................          6,750        315,563
  Alliance Capital Management, L.P. ..............        110,000      3,066,250
  Capital One Financial Corp. ....................         60,000      1,867,500
  Checkfree Corp.* ...............................         93,900      1,713,675
  Concord EFS, Inc.* .............................         72,188      2,093,437
  First USA Paymentech, Inc.* ....................         57,700      2,134,900
  Franklin Resources, Inc. .......................         32,000      2,256,000
  IMC Mortgage Co.* ..............................         80,000      3,000,000
  Investors Financial Services Corp. .............
    (Class A) ....................................          1,345         34,802
  Medallion Financial Corp.* .....................        280,000      4,025,000
  Oppenheimer Capital, L.P. ......................         60,000      1,942,500
  PMT Services, Inc.* ............................        100,000      2,000,000
  Price (T. Rowe) Associates, Inc. ...............        122,000      4,163,250
  SunAmerica, Inc. ...............................         21,000        787,500
  WFS Financial, Inc.* ...........................         44,000        924,000
                                                                    ------------
                                                                      30,686,721
                                                                    ------------
Funeral Services & Related (0.67%)
  Service Corp. International ....................        100,000      2,850,000
  Stewart Enterprises, Inc. (Class A) ............         48,375      1,656,844
                                                                    ------------
                                                                       4,506,844
                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund

                                                                         MARKET
ISSUER, DESCRIPTION                                  NUMBER OF SHARES    VALUE
-------------------                                  ----------------    -----
Insurance (6.12%)
  Ace, Ltd. ......................................         50,000   $  2,737,500
  Acordia, Inc. ..................................          7,500        213,750
  American Re Corp. ..............................         57,000      3,669,375
  Capital Re Corp. ...............................         30,000      1,162,500
  CMAC Investment Corp. ..........................         10,000        691,250
  Everest Re Holdings, Inc. ......................         12,500        318,750
  Exel Ltd. ......................................         21,000        798,000
  GCR Holdings, Ltd. .............................         45,000      1,046,250
  General Re Corp. ...............................         29,064      4,279,674
  HCC Insurance Holdings, Inc. ...................         92,500      2,358,750
  Horace Mann Educators Corp. ....................         75,000      2,568,750
  Life Re Corp. ..................................          5,000        183,125
  Maxicare Health Plans, Inc.* ...................        125,000      2,359,375
  MBIA, Inc. .....................................         28,000      2,481,500
  MedPartners, Inc.* .............................        238,850      5,045,706
  Mid Ocean Ltd. .................................          4,000        188,000
  Oxford Health Plans, Inc.* .....................         20,000        910,000
  PacifiCare Health Systems, Inc. ................
    (Class A)* ...................................          5,000        336,250
  PartnerRe, Ltd. ................................         10,000        287,500
  Philadelphia Consolidated Holding Corp.* .......         75,000      1,743,750
  RenaissanceRe Holdings Ltd. ....................          6,500        189,313
  Sierra Health Services, Inc.* ..................         35,000      1,001,875
  TIG Holdings, Inc. .............................         40,000      1,155,000
  Transatlantic Holdings, Inc. ...................         17,000      1,224,000
  United Dental Care, Inc.* ......................         10,000        300,000
  UNUM Corp. .....................................         27,500      1,729,062
  Vesta Insurance Group, Inc. ....................         25,000        640,625
  Western National Corp. .........................         75,000      1,350,000
                                                                    ------------
                                                                      40,969,630
                                                                    ------------
Leisure (4.46%)
  Callaway Golf Co. ..............................         52,000      1,592,500
  Cannondale Corp.* ..............................         20,200        388,850
  Cinar Films, Inc. (Class B) (Canada)* ..........        100,000      2,450,000
  Dover Downs Entertainment* .....................         46,000        925,750
  Family Golf Centers, Inc.* .....................        158,000      4,641,250
  Gaylord Entertainment Co. (Class A) ............         28,665        566,134
  Marcus Corp. ...................................         37,500        834,375
  Marriott International, Inc. ...................         10,000        568,750
  Oakley, Inc.* ..................................         15,000        223,125
  Premier Parks, Inc.* ...........................        141,000      4,476,750
  Regal Cinemas, Inc.* ...........................        135,000      3,510,000
  Rio Hotel And Casino, Inc.* ....................         77,900      1,129,550
  Royal Caribbean Cruises Ltd. ...................         40,000      1,075,000
  Silicon Gaming, Inc.* ..........................        167,200      2,382,600
  Sodak Gaming, Inc.* ............................         20,000        362,500
  Sun International Hotels Ltd.* .................        100,500      4,748,625
                                                                    ------------
                                                                      29,875,759
                                                                    ------------
Manufacturing (0.05%)
  Koala Corp.* ...................................         25,000        340,625
                                                                    ------------
Media (4.85%)
  Chancellor Corp. (Class A)* ....................         62,500      2,015,625
  Clear Channel Communications, Inc.* ............         60,150      4,390,950
  EZ Communications, Inc. (Class A)*  ............         57,800      2,225,300
  Gray Communications Systems, Inc. ..............
    (Class B)* ...................................        106,200      1,858,500
  Harte-Hanks Communications, Inc. ...............         75,000      1,940,625
  Heftel Broadcasting Corp. (Class A)* ...........        120,000      4,350,000
  Jacor Communications, Inc.* ....................        100,000      2,800,000
  Lin Television Corp.* ..........................         60,000      2,272,500
  Mecklermedia Corp.* ............................         70,000      1,216,250
  Scholastic Corp.* ..............................         32,500      2,380,625
  SFX Broadcasting, Inc. (Class A)* ..............        100,000      4,300,000
  Telemundo Group, Inc. (Class A)* ...............         70,000      1,942,500
  United International Holdings, Inc. ............
    (Class A)* ...................................          6,400         78,400
  Univision Communications, Inc.* ................         17,600        594,000
  Young Broadcasting Corp. (Class A)* ............          5,100        145,350
                                                                    ------------
                                                                      32,510,625
                                                                    ------------
Medical (6.02%)
  Alza Corp.* ....................................         24,600        636,525
  Assisted Living Concepts, Inc.* ................         18,300        297,375
  Centocor, Inc.* ................................         35,500      1,042,812
  Chronimed, Inc.* ...............................         20,000        290,000
  CNS, Inc.* .....................................         66,000      1,122,000
  ESC Medical Systems, Ltd. (Israel)* ............         70,000      1,933,750
  First Commonwealth, Inc.* ......................         25,000        525,000
  Health Care & Retirement Corp.* ................         85,650      2,109,131
  Health Management Associates, Inc. .............
    (Class A)* ...................................         37,968        835,296
  HEALTHSOUTH Corp.* .............................         41,042      1,539,075
  Horizon/CMS Healthcare Corp.* ..................         85,000        881,875
  Incyte Pharmaceuticals, Inc.* ..................         10,000        405,000
  Liposome Co., Inc.* ............................         45,000        770,625
  Mallinckrodt, Inc. .............................
    (formerly Mallinckrodt Group, Inc.) ..........          6,000        261,000
  Martek Biosciences Corp.* ......................         25,000        537,500
  MiniMed, Inc.* .................................         60,000      1,575,000
  Multicare Cos., Inc.* ..........................         75,000      1,350,000
  NCS HealthCare, Inc. (Class A)* ................        100,000      3,037,500
  North American Vaccine, Inc.* ..................         40,000        890,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund

                                                                         MARKET
ISSUER, DESCRIPTION                                  NUMBER OF SHARES    VALUE
-------------------                                  ----------------    -----
Medical (continued)
  OccuSystems, Inc.* .............................         15,000   $    410,625
  OrNda Healthcorp* ..............................         20,000        545,000
  Pall Corp. .....................................          6,666        170,816
  Parexel International Corp.* ...................         60,000      2,940,000
  Patterson Dental, Co.* .........................         28,500        798,000
  Pharmaceutical Product
    Development, Inc.* ...........................         36,486        697,795
  PhyCor, Inc.* ..................................         61,813      1,916,187
  Renal Treatment Centers, Inc.* .................         75,000      2,006,250
  RoTech Medical Corp.* ..........................         72,000      1,152,000
  Scherer (R.P.) Corp.* ..........................         22,000      1,020,250
  Steris Corp.* ..................................         28,000      1,057,000
  Stryker Corp. ..................................         12,200        362,950
  Summit Care Corp.* .............................         40,000        635,000
  Target Therapeutics, Inc.* .....................         17,000        629,000
  Total Renal Care Holdings, Inc.* ...............         40,000      1,560,000
  Uromed Corp.* ..................................         50,000        506,250
  Vencor, Inc.* ..................................          8,437        249,946
  Vital Signs, Inc. ..............................         25,000        531,250
  Vivra, Inc.* ...................................         97,500      3,107,812
                                                                    ------------
                                                                      40,335,595
                                                                    ------------
Metal (0.17%)
  IMCO Recycling, Inc. ...........................         40,000        640,000
  NCI Building Systems, Inc.* ....................         15,000        491,250
                                                                    ------------
                                                                       1,131,250
                                                                    ------------
Office (0.97%)
  Daisytek International Corp.* ..................         70,000      2,677,500
  International Imaging Materials, Inc.* .........         35,000        831,250
  Office Depot, Inc.* ............................         35,009        687,052
  OfficeMax, Inc.* ...............................         58,950        795,825
  Staples, Inc.* .................................         81,000      1,508,625
                                                                    ------------
                                                                       6,500,252
                                                                    ------------
Oil & Gas (6.93%)
  Apache Corp. ...................................         50,000      1,775,000
  Baker Hughes, Inc. .............................         10,000        356,250
  Barrett Resources Corp.* .......................         12,500        479,688
  Benton Oil & Gas Co.* ..........................        100,000      2,450,000
  BJ Services Co.* ...............................          6,000        269,250
  Brown (Tom) Inc.* ..............................        115,000      2,170,625
  Cairn Energy USA, Inc.* ........................         52,000        552,500
  Camco International, Inc. ......................         20,000        775,000
  Chesapeake Energy Corp.* .......................         45,450      2,647,462
  Energy Ventures, Inc.* .........................         80,000      3,520,000
  Enron Oil & Gas Co. ............................         65,000      1,673,750
  ENSCO International, Inc.* .....................         20,000        865,000
  Falcon Drilling Co., Inc.* .....................        100,000      3,537,500
  J. Ray McDermott, S.A.* ........................         60,000      1,627,500
  Newfield Exploration Co.* ......................         73,000      3,449,250
  NGC Corp. ......................................         85,000      1,530,000
  Noble Affiliates, Inc. .........................         70,000      3,045,000
  Noble Drilling Corp.* ..........................         15,000        279,375
  Nuevo Energy Co.* ..............................         80,000      3,990,000
  Oceaneering International, Inc.* ...............         23,000        414,000
  Offshore Logistics, Inc.* ......................         11,500        191,188
  Pogo Producing Co. .............................         60,000      2,662,500
  Smith International, Inc.* .....................         50,000      1,900,000
  Snyder Oil Corp. ...............................         19,000        289,750
  Stone Energy Corp.* ............................         40,000        840,000
  Swift Energy Co.* ..............................         25,000        612,500
  Tidewater, Inc. ................................         16,280        712,250
  Tuboscope Vetco International Corp.* ...........        100,000      1,525,000
  Weatherford Enterra, Inc.* .....................         70,000      2,030,000
  York Research Corp.* ...........................         22,000        214,500
                                                                    ------------
                                                                      46,384,838
                                                                    ------------
Pollution Control (0.25%)
  Tetra Tech, Inc.* ..............................         19,531        434,565
  US Filter Corp.* ...............................         26,250        905,625
  USA Waste Services, Inc.* ......................         10,000        320,000
                                                                    ------------
                                                                       1,660,190
                                                                    ------------
Protection - Safety Equip & Svc (0.25%)
  Protection One, Inc.* ..........................        100,000      1,125,000
  Rural/Metro Corp.* .............................         15,000        547,500
                                                                    ------------
                                                                       1,672,500
                                                                    ------------
Real Estate Operations (2.19%)
  Arden Realty Group, Inc.* ......................        107,400      2,429,925
  Beacon Properties Corp. ........................         60,000      1,762,500
  Crescent Real Estate Equities, Inc. ............         60,300      2,517,525
  Equity Residential Properties Trust ............         20,000        735,000
  Insignia Financial Group, Inc. (Class A)* ......         50,000      1,081,250
  Manufactured Home Communities, Inc. ............         40,000        780,000
  Mid-America Apartment Communities, Inc. ........         25,400        644,525
  Post Properties, Inc. ..........................         41,100      1,623,450
  Prentiss Properties Trust* .....................         25,000        515,625
  Starwood Lodging Trust .........................         50,000      2,250,000
  Storage USA, Inc. ..............................         10,400        361,400
                                                                    ------------
                                                                      14,701,200
                                                                    ------------
Retail (12.12%)
  Apple South, Inc. ..............................        120,062      1,410,728
  Applebee's International, Inc. .................         25,000        609,375
  APS Holding Corp. (Class A)* ...................         10,000        207,500
  Arbor Drugs, Inc. ..............................          9,000        203,625
  Barnes & Noble, Inc.* ..........................         11,000        364,375

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund

                                                                         MARKET
ISSUER, DESCRIPTION                                  NUMBER OF SHARES    VALUE
-------------------                                  ----------------    -----
Retail (continued)
  Bed Bath & Beyond, Inc.* .......................        120,000   $  3,030,000
  Black Box Corp.* ...............................         35,000      1,181,250
  Borders Group, Inc.* ...........................         65,000      2,047,500
  Claire's Stores, Inc. ..........................         20,250        344,250
  CompUSA, Inc.* .................................         60,000      2,775,000
  Consolidated Stores Corp.* .....................         24,000        927,000
  Corporate Express, Inc.* .......................         71,800      2,342,475
  Cost Plus, Inc.* ...............................         97,000      1,721,750
  CUC International, Inc.* .......................         67,500      1,653,750
  Eckerd (Jack) Corp.* ...........................        190,000      5,272,500
  Ethan Allen Interiors, Inc. ....................         41,000      1,465,750
  Friedman's, Inc. (Class A)* ....................         10,000        163,750
  Gadzooks, Inc.* ................................         37,500      1,087,500
  Global DirectMail Corp.* .......................         55,000      2,708,750
  Gucci Group, NV (Netherlands) ..................         15,000      1,035,000
  Gymboree Corp.* ................................         22,000        687,500
  Hibbett Sporting Goods, Inc.* ..................         36,000        738,000
  Hollywood Entertainment Corp.* .................         10,000        207,500
  IHOP Corp.* ....................................         65,000      1,430,000
  Landry's Seafood Restaurants, Inc.* ............        110,000      2,255,000
  Marks Bros. Jewelers, Inc.* ....................        122,000      2,836,500
  Men's Wearhouse, Inc. (The)* ...................         44,125        910,078
  MSC Industrial Direct Co., Inc. (Class A)* .....         20,000        740,000
  Neiman Marcus Group, Inc. (The)* ...............         73,700      2,404,462
  Nine West Group, Inc.* .........................         75,000      3,740,625
  Papa John's International, Inc.* ...............         63,750      3,171,562
  Pep Boys - Manny, Moe & Jack ...................         20,000        700,000
  PETsMART, Inc.* ................................         24,000        648,000
  Proffitt's, Inc.* ..............................         45,000      1,816,875
  Quality Dining, Inc.* ..........................         31,000        666,500
  Rainforest Cafe, Inc.* .........................         66,400      2,158,000
  Revco D.S., Inc.* ..............................        205,454      6,189,302
  Rite Aid Corp. .................................         40,000      1,360,000
  Sonic Corp.* ...................................         64,500      1,467,375
  Sports Authority, Inc. (The)* ..................         32,850        796,612
  Stage Stores, Inc.* ............................        170,000      3,102,500
  Starbucks Corp.* ...............................         55,000      1,787,500
  Talbots, Inc. ..................................         50,000      1,425,000
  Tiffany & Co. ..................................         72,000      2,664,000
  Urban Outfitters, Inc.* ........................         56,000        882,000
  West Marine, Inc.* .............................         90,000      3,172,500
  Wild Oats Markets, Inc.* .......................         13,500        286,875
  Williams-Sonoma, Inc.* .........................         25,000        687,500
  Zale Corp.* ....................................         87,500      1,695,312
                                                                    ------------
                                                                      81,178,906
                                                                    ------------

Schools / Education (0.64%)
  Apollo Group, Inc. (Class A)* ..................        133,700      3,676,750
  Learning Tree International, Inc.*  ............          9,000        380,250
  Sylvan Learning Systems, Inc.* .................          5,600        236,600
                                                                    ------------
                                                                       4,293,600
                                                                    ------------
Soap & Cleaning Preparations (0.20%)
  USA Detergents, Inc.* ..........................         40,000      1,320,000
                                                                    ------------
Telecommunications (8.21%)
  ACC Corp.* .....................................         48,000      2,040,000
  Ascend Communications, Inc.* ...................        150,000      9,806,250
  Comverse Technology, Inc.* .....................         79,800      2,793,000
  Intermedia Communications, Inc.* ...............         66,900      2,140,800
  International CableTel, Inc.* ..................         26,666        633,318
  McLeod, Inc. (Class A)* ........................        124,100      4,033,250
  MFS Communications Co., Inc.* ..................         22,400      1,122,800
  MIDCOM Communications, Inc.* ...................        100,000      1,100,000
  Octel Communications Corp.* ....................         60,000        952,500
  Orckit Communications Ltd. (Israel)* ...........         50,000        600,000
  PairGain Technologies, Inc.* ...................         65,000      4,476,875
  PriCellular Corp. (Class A)* ...................         48,827        561,511
  QUALCOMM, Inc.* ................................          5,000        198,750
  RMH Teleservices, Inc.* ........................         88,700        654,163
  Tel-Save Holdings, Inc.* .......................        100,000      2,500,000
  Tellabs, Inc.* .................................        165,000     14,045,625
  U.S. Long Distance Corp.* ......................         60,000        502,500
  Westell Technologies, Inc. (Class A)* ..........         20,000        565,000
  WorldCom, Inc.* ................................        255,992      6,239,805
                                                                    ------------
                                                                      54,966,147
                                                                    ------------
Textile (0.95%)
  Cutter & Buck, Inc.* ...........................        206,000      2,188,750
  Nautica Enterprises, Inc.* .....................        120,000      3,690,000
  St. John Knits, Inc. ...........................         10,000        457,500
                                                                    ------------
                                                                       6,336,250
                                                                    ------------
Tobacco (0.20%)
  Consolidated Cigar Holdings, Inc.*  ............         50,000      1,362,500
                                                                    ------------
Transport (1.67%)
  Alaska Air Group, Inc.* ........................         25,000        550,000
  Atlantic Southeast Airlines, Inc. ..............         65,000      1,365,000
  Comair Holdings, Inc. ..........................        128,925      2,594,616
  Continental Airlines, Inc. (Class B)* ..........         20,000        502,500
  Eagle USA Airfreight, Inc.* ....................         30,000        817,500
  Frontier Airlines, Inc.* .......................        135,000        523,125
  Mesa Air Group, Inc. ...........................
    (formerly Mesa Airlines, Inc.)* ..............        100,000        925,000
  Northwest Airlines Corp. (Class A)* ............         70,000      2,318,750
  Rollins Truck Leasing Corp. ....................         22,500        255,938

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund

                                                                         MARKET
ISSUER, DESCRIPTION                                  NUMBER OF SHARES    VALUE
-------------------                                  ----------------    -----
Transport (continued)
  Southwest Airlines Co. .........................         45,000   $  1,012,500
  Stewart & Stevenson Services, Inc. .............         15,000        318,750
                                                                    ------------
                                                                      11,183,679
                                                                    ------------
                               TOTAL COMMON STOCKS
                               (Cost $350,533,269)         (98.87%)  662,182,100
                                                     ------------   ------------

PREFERRED STOCKS
Oil & Gas (0.14%)
  Cross Timbers Oil Co. ..........................         34,400        976,100
                                                                    ------------
                            TOTAL PREFERRED STOCKS
                                   (Cost $605,740)          (0.14%)      976,100
                                                     ------------   ------------
RIGHTS
Building (0.00%)
  Champion Enterprises, Inc.* ....................         29,300              0
                                                                    ------------
                                      TOTAL RIGHTS
                                         (Cost $0)          (0.00%)            0
                                                     ------------   ------------
                              TOTAL COMMON STOCKS,
                                 PREFERRED STOCKS
                                       AND RIGHTS
                              (Cost $351,139,009)          (99.01%)  663,158,200
                                                     ------------   ------------
                                TOTAL INVESTMENTS          (99.01%) $663,158,200
                                                     ============   ============

*  Non-income producing security.

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                          NOTES TO FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund

NOTE A --
ACCOUNTING POLICIES

John Hancock Series, Inc. (the "Corporation") is a diversified, open-end management investment company, registered under the Investment Company Act of 1940. The Corporation consists of two series: John Hancock Emerging Growth Fund (the "Fund"), and John Hancock Money Market Fund (collectively, the "Funds"). The other series of the Corporation is reported in separate financial statements. The investment objective of the Fund is to seek long-term growth of capital through investing in emerging companies (market capitalization of less than $1 billion).

     The Board of Directors have authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends, and liquidation, except that certain expenses, subject to the approval of the Board of Directors, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

     Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Board of Directors. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

     Capital gains realized on some foreign securities are subject to foreign taxes and are accrued, as applicable.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investment, to its shareholders. Therefore, no federal income tax provision is required. For Federal income tax purposes, net currency exchange gains and losses from sales of foreign debt securities may be treated as ordinary income even though such items are gains and losses for accounting purposes.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

     The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class as explained previously.

EXPENSES The majority of the expenses of the Corporation are directly identifiable to an individual fund. Expenses which are not readily

================================================================================
                          NOTES TO FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund

identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees if any, are calculated daily at the class level based on the relative net assets of each class and the specific expense rate(s) applicable to each class.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues, and expenses of the Fund. Actual results could differ from these estimates.

FOREIGN CURRENCY TRANSLATION All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

NOTE B --
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of 0.75% of Fund's average daily net asset value.

     In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, were in excess of the most restrictive state limit where the Fund is registered to sell shares, the fee payable to the Adviser would be reduced to the extent of such excess, and the Adviser would make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000, and 1.5% of the remaining average daily net asset value.

     The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended October 31, 1996, net sales charges received with regard to sales of Class A shares amounted to $795,886. Out of this amount, $109,314 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $569,793 was paid as sales commissions to unrelated broker-dealers and $116,779 was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), Tucker Anthony, Incorporated ("Tucker Anthony") and Sutro & Co., Inc. ("Sutro"), all of which are broker dealers. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company, is the indirect sole shareholder of Distributors and John Hancock Freedom Securities Corporation and its subsidiaries, which include Tucker Anthony and Sutro.

     Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing

================================================================================
                          NOTES TO FINANCIAL STATEMENTS

                    John Hancock Funds - Emerging Growth Fund

distribution related services to the Fund in connection with the sale of Class B shares. For the period ended October 31, 1996, contingent deferred sales charges paid to JH Funds amounted to $1,034,553.

     In addition, to compensate JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.25% of Class A average daily net assets and 1.00% of Class B average daily net assets to compensate JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances. In order to comply with this rule, the 12b-1 fee on Class B was decreased to 0.90% and 0.95% at various times during the fiscal year.

     The Fund has a transfer agent agreement with John Hancock Investor Services Corporation ("Investor Services"), a wholly-owned subsidiary of The Berkeley Financial Group. The Fund pays Investor Services a fee based on the number of shareholder accounts and certain out-of-pocket expenses.

     On March 26, 1996, the Board of Directors approved retroactively to January 1, 1996, an agreement with the Adviser to perform necessary tax and financial management services for the Funds. The compensation for 1996 is estimated to be at an annual rate of 0.01875% of the average net assets of each Fund.

     Mr. Edward J. Boudreau, Jr., Mr. Richard S. Scipione, and Ms. Anne C. Hodsdon are directors and/or officers of the Adviser and/or its affiliates, as well as Directors of the Fund. The compensation of unaffiliated Directors is borne by the Fund. Effective with the fees paid for 1995, the unaffiliated Directors may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At October 31, 1996, the Fund's deferred compensation had an unrealized appreciation of $2,046.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended October 31, 1996, aggregated $290,812,182 and $278,372,185, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended October 31, 1996.

     The cost of investments owned at October 31, 1996 for federal income tax purposes was $351,254,629. Gross unrealized appreciation and depreciation of investments aggregated $321,347,855 and $9,444,284, respectively, resulting in net unrealized appreciation of $311,903,571.

NOTE D --
RECLASSIFICATION OF ACCOUNTS

During the year ended October 31, 1996, the Fund has reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $238, a decrease in accumulated net investment loss of $8,657,347 and a decrease in capital paid-in of $8,657,109. This represents the cumulative amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 1996. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the treatment of net operating losses in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principle.

================================================================================
                    John Hancock Funds - Emerging Growth Fund

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS
To the Board of Directors and Shareholders of John Hancock Series, Inc.
    John Hancock Emerging Growth Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the John Hancock Emerging Growth Fund (the "Fund"), one of the portfolios constituting John Hancock Series, Inc. as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers, and other auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the John Hancock Emerging Growth Fund portfolio of John Hancock Series, Inc. at October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


                                                /s/Ernst & Young LLP

Boston, Massachusetts
December 10, 1996

TAX INFORMATION NOTICE (UNAUDITED)

For Federal income tax purposes, the following information is furnished with respect to the distributions of the Fund during the fiscal year ended October 31, 1996.

     The Fund has not paid any distributions of ordinary income dividends or net long-term capital gains during the fiscal year ended October 31, 1996. It is anticipated that there will be a distribution from sales of securities to shareholders of record on December 23, 1996 and payable December 30, 1996. Shareholders will receive a 1996 U.S. Treasury Department Form 1099-DIV in January 1997 representing their proportionate share.

     None of the distributions qualify for the dividends received deduction available to corporations.

================================================================================
                    John Hancock Funds - Emerging Growth Fund

SHAREHOLDER MEETING (UNAUDITED)

On July 23, 1996, a special meeting of John Hancock Emerging Growth Fund was held.

     The Shareholders approved an Agreement and Plan of Reorganization for the Fund. The shareholder votes were 8,809,731 FOR, 213,493 AGAINST and 666,449 ABSTAINING.

     The Shareholders redesignated as nonfundamental the Fund's fundamental investment restriction on investing in other investment companies. The shareholder votes were 8,577,279 FOR, 426,080 AGAINST and 686,314 ABSTAINING.

     The Shareholders elected the following Trustees with the votes as indicated:

NAME OF TRUSTEE                                         FOR            WITHHELD
---------------                                         ---            --------
Edward J. Boudreau, Jr .......................       11,217,247        285,287
James F. Carlin ..............................       11,224,039        278,496
William H. Cunningham ........................       11,213,712        288,822
Charles F. Fretz .............................       11,220,518        282,016
Harold R. Hiser, Jr ..........................       11,223,345        279,189
Anne C. Hodsdon ..............................       11,220,571        281,963
Charles L. Ladner ............................       11,225,376        277,158
Leo E. Linbeck, Jr ...........................       11,223,078        279,456
Patricia P. McCarter .........................       11,224,113        278,422
Steven R. Pruchansky .........................       11,217,146        285,388
Richard S. Scipione ..........................       11,224,887        277,647
Norman H. Smith ..............................       11,225,163        277,371
John P. Toolan ...............................       11,222,552        279,982

================================================================================
                                      NOTES

                    John Hancock Funds - Emerging Growth Fund

================================================================================

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box sectioned in quadrants with a triangle in upper left, a circle in upper right, a cube in lower left and a diamond in lower right. A tag line below
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     This report is for the information of shareholders of the John Hancock
Emerging Growth Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

[A recycled logo in lower left hand corner with caption "Printed on Recycled
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                                                                     6000A 10/96
                                                                           12/96